VESSELS HELD FOR SALE (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended
	Apr. 30, 2018	Jun. 30, 2018
Golden Eminence
Long Lived Assets Held-for-sale [Line Items]
Proceeds from sale of property, plant, and equipment	$ 14.7
Vessels and Equipment
Long Lived Assets Held-for-sale [Line Items]
Impairment loss on vessels		$ 1.1